Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE AG
Entity Central Index Key	0001053092
Document Type	6-K
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	43,996,652
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	H1